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Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com
September 6, 2023

VIA EDGAR Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:    Hotchkis & Wiley Funds (the “Trust”)
Post-Effective Amendment No. 64 under the Securities Act of 1933 and Amendment No. 65 under the Investment Company Act of 1940
Registration Nos. 333-68740 and 811-10487
To the Commission:
On behalf of the Hotchkis & Wiley Funds (the “Registrant” or the “Trust”) we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A (Amendment No. 65 under the 1940 Act) including exhibits (the “Amendment”).
The Amendment is being filed for the purpose of registering an unlimited number of shares of beneficial interest of a newly established series of the Registrant, the HW Opportunities MP Fund. The newly established series is being formed to acquire the assets and liabilities of the HW Opportunities MP Fund, a series of Series Portfolios Trust, pursuant to an agreement and plan of reorganization. A proxy statement regarding the proposed transaction is anticipated to be filed with the SEC in the coming weeks.
The Trust intends for this Amendment to become effective 75 days after filing pursuant to Rule 485(a)(2) of the 1933 Act.
Please contact the undersigned at (312) 609-7515 or Joseph M. Mannon at (312) 609-7883 if you have any questions.

Very truly yours, /s/ Mark A. Quade Mark A. Quade

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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